Major Customers and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer Concentration Risk | Supply And Logistics Revenues | Shell Oil Company
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	13.00%	12.00%